PROPERTY, PLANT AND EQUIPMENT (PP&E) (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Thousands

of U.S.

dollars
Balance at
December

31,
2020
Reclassification

to
right-of

-use assets
Additions Disposals Transfers
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2021
Cost

Buildings

15,824 - 147 - (5,803) (1,321) - 8,847

Plant

and machinery

4,519 - 40 (234) (954) (88) 32 3,315

Furniture,

tools

and other tangible
assets 315,448 - 12,161 (5,056) 14,122 (10,559) 8,182 334,298

PP&E

under construction

14,070 - 8,783 - (7,365) (7,855) - 7,633
Total

cost
349,861 - 21,131 (5,290) - (19,823) 8,214 354,093
Accumulated

depreciation

Buildings

(4,586) - (198) - - 275 - (4,509)

Plant

and machinery

(8,265) - (331) 234 - 5,215 (18) (3,165)

Furniture,

tools

and other tangible
assets (246,122) - (23,122) 5,056 - 6,857 (7,693) (265,024)
Total

accumulated

depreciation
(258,973) - (23,651) 5,290 - 12,347 (7,711) (272,698)
Property,

plant

and equipment
90,888 - (2,520) - - (7,476) 503 81,395

Thousands

of U.S.

dollars
Balance at
December

31,
2019
Reclassification

to
right-of

-use assets
Additions Disposals Transfers
Reclassifications
between

Intangible

and
PP&E
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2020
Cost

Buildings

11,412 - - (3) 3,606 - 811 (2) 15,824

Plant

and machinery

7,471 - 55 - (2,938) - (90) 21 4,519

Furniture,

tools

and other tangible
assets 301,218 1,331 4,179 (12,837) 48,963 800 (33,400) 5,194 315,448

PP&E

under construction

14,879 - 28,682 (1,113) (13,162) (13,372) (1,844) - 14,070
Total

cost
334,980 1,331 32,916 (13,953) 36,469 (12,572) (34,523) 5,213 349,861
Accumulated

depreciation

Buildings

(4,005) - (217) 149 (149) - (384) 20 (4,586)

Plant

and machinery

(6,840) - (530) 3 (1,051) - 162 (9) (8,265)

Furniture,

tools

and other tangible
assets (207,242) (3,401) (25,935) 12,424 (35,269) - 18,098 (4,797) (246,122)
Total

accumulated

depreciation
(218,087) (3,401) (26,682) 12,576 (36,469) - 17,876 (4,786) (258,973)
Property,

plant

and equipment
116,893 (2,070) 6,234 (1,377) - (12,572) (16,647) 427 90,888